Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities (Narrative) (Details)	Dec. 31, 2018
Barclay's Africa Banking Group Limited (BAGL) [member] | Ordinary shares [member] | Assets and liabilities classified as held for sale [member] | Head Office [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of subsidiaries [line items]
Percentage of issued share capital	14.90%